AST MFS GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 94.8%
Common Stocks
Biotechnology — 0.9%
Vertex Pharmaceuticals, Inc.*	35,900	$8,542,405
Capital Markets — 2.6%
Intercontinental Exchange, Inc.	121,995	9,851,096
MSCI, Inc.(a)	51,908	14,999,336
		24,850,432
Chemicals — 1.3%
Sherwin-Williams Co. (The)	27,200	12,498,944
Construction Materials — 1.1%
Vulcan Materials Co.	102,864	11,116,512
Electrical Equipment — 0.6%
AMETEK, Inc.	76,047	5,476,905
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. (Class A Stock)	67,986	4,954,820
Entertainment — 5.1%
Activision Blizzard, Inc.*	151,420	9,006,462
Electronic Arts, Inc.*	128,408	12,862,629
Netflix, Inc.*	54,480	20,457,240
Spotify Technology SA*	17,209	2,089,861
Take-Two Interactive Software, Inc.*	45,651	5,414,665
		49,830,857
Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	63,578	13,844,110
Food & Staples Retailing — 0.9%
Costco Wholesale Corp.	32,222	9,187,459
Health Care Equipment & Supplies — 6.6%
Abbott Laboratories	111,559	8,803,121
Becton, Dickinson & Co.	25,403	5,836,847
Boston Scientific Corp.*	329,031	10,736,281
Danaher Corp.	136,946	18,954,696
Edwards Lifesciences Corp.*	29,988	5,656,337
Medtronic PLC	154,753	13,955,625
		63,942,907
Hotels, Restaurants & Leisure — 0.9%
Chipotle Mexican Grill, Inc.*(a)	6,005	3,929,672
Hilton Worldwide Holdings, Inc.	31,392	2,142,190
Marriott International, Inc. (Class A Stock)(a)	19,886	1,487,672
Starbucks Corp.	23,840	1,567,241
		9,126,775
Household Products — 1.7%
Colgate-Palmolive Co.	242,285	16,078,033
Industrial Conglomerates — 1.1%
Roper Technologies, Inc.	32,633	10,175,296
Insurance — 1.4%
Aon PLC(a)	81,622	13,470,895
Interactive Media & Services — 7.4%
Alphabet, Inc. (Class A Stock)*	33,040	38,390,828
Alphabet, Inc. (Class C Stock)*	11,680	13,581,621
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Facebook, Inc. (Class A Stock)*	116,987	$19,513,431
		71,485,880
Internet & Direct Marketing Retail — 7.4%
Alibaba Group Holding Ltd. (China), ADR*	32,057	6,234,445
Amazon.com, Inc.*	33,686	65,678,268
		71,912,713
IT Services — 16.7%
Black Knight, Inc.*	36,523	2,120,525
Fidelity National Information Services, Inc.	151,052	18,373,965
Fiserv, Inc.*(a)	234,520	22,277,055
FleetCor Technologies, Inc.*	10,322	1,925,466
Global Payments, Inc.	137,612	19,847,779
Mastercard, Inc. (Class A Stock)	150,956	36,464,931
PayPal Holdings, Inc.*	116,792	11,181,666
Shopify, Inc. (Canada) (Class A Stock)*(a)	7,556	3,150,323
Square, Inc. (Class A Stock)*(a)	91,391	4,787,061
Visa, Inc. (Class A Stock)(a)	262,624	42,313,979
		162,442,750
Life Sciences Tools & Services — 2.9%
Illumina, Inc.*	18,774	5,127,555
Thermo Fisher Scientific, Inc.	82,885	23,506,186
		28,633,741
Media — 1.7%
Charter Communications, Inc. (Class A Stock)*	32,698	14,266,464
Comcast Corp. (Class A Stock)(a)	75,929	2,610,439
		16,876,903
Multiline Retail — 1.2%
Dollar General Corp.	49,235	7,434,977
Dollar Tree, Inc.*	62,580	4,597,753
		12,032,730
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The) (Class A Stock)	41,615	6,630,934
Pharmaceuticals — 2.9%
Eli Lilly & Co.	35,743	4,958,269
Merck & Co., Inc.	85,312	6,563,905
Zoetis, Inc.	139,894	16,464,125
		27,986,299
Professional Services — 3.9%
Clarivate Analytics PLC (United Kingdom)*	242,912	5,040,424
CoStar Group, Inc.*	7,462	4,381,761
Equifax, Inc.	11,245	1,343,215
IHS Markit Ltd.	87,876	5,272,560
TransUnion	88,240	5,839,723
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AST MFS GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
Verisk Analytics, Inc.	112,443	$15,672,306
		37,549,989
Road & Rail — 0.9%
Canadian Pacific Railway Ltd. (Canada)	30,664	6,733,508
Union Pacific Corp.	15,308	2,159,040
		8,892,548
Semiconductors & Semiconductor Equipment — 0.7%
NVIDIA Corp.	26,823	7,070,543
Software — 18.3%
Adobe, Inc.*	132,299	42,102,834
Cadence Design Systems, Inc.*	72,109	4,762,078
Intuit, Inc.	73,137	16,821,510
Microsoft Corp.	563,917	88,935,350
salesforce.com, Inc.*	134,274	19,332,771
ServiceNow, Inc.*	21,131	6,055,722
		178,010,265
Specialty Retail — 1.0%
O’Reilly Automotive, Inc.*	3,420	1,029,591
Ross Stores, Inc.	102,372	8,903,293
		9,932,884
Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	68,919	17,525,413
Textiles, Apparel & Luxury Goods — 1.2%
Lululemon Athletica, Inc.*	17,980	3,408,109
NIKE, Inc. (Class B Stock)	98,722	8,168,258
		11,576,367

Total Long-Term Investments (cost $654,978,750)		921,656,309
	Shares	Value

Short-Term Investments — 13.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	38,984,368	$38,984,368
PGIM Institutional Money Market Fund (cost $94,255,555; includes $94,168,030 of cash collateral for securities on loan)(b)(w)	94,461,528	94,310,389

Total Short-Term Investments (cost $133,239,923)		133,294,757

TOTAL INVESTMENTS—108.5% (cost $788,218,673)		1,054,951,066

Liabilities in excess of other assets — (8.5)%		(82,495,790)

Net Assets — 100.0%		$972,455,276

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $89,853,200; cash collateral of $94,168,030 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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